Leases - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Property , plant and equipment	€ 42,537		€ 4,325
Right-of-use-assets	36,000	€ 18,400
Additions in right-of-use-assets	19,800
Depreciation on right-of-use-assets	2,200
Carrying amount of lease liabilities	36,302	€ 17,700
Non-current lease liabilities	31,461
Current lease liabilities	4,841
Interest on lease liabilities	300
Research and Development Costs [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use-assets	1,700
General and Administrative Expenses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation on right-of-use-assets	€ 500